UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-22920

The Advisors’ Inner Circle Fund III

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: (877) 446-3863

Date of fiscal year end: December 31, 2023

Date of reporting period: June 30, 2023

Item 1.    Reports to Stockholders.

(a)    A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR § 270.30e-1), is attached hereto.

The Advisors’ Inner Circle Fund III

ARGA FUNDS

Emerging Markets Value Fund

International Value Fund

SEMI-ANNUAL REPORT	JUNE 30, 2023

Investment Advisor:

ARGA Investment Management, LP

THE ADVISORS’ INNER CIRCLE FUND III	ARGA FUNDS
JUNE 30, 2023

The Funds file their complete schedules of investments with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Funds’ Form N-PORT reports are available on the SEC’s website at http:// www.sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to fund securities, as well as information relating to how the Fund voted proxies relating to fund securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1- 866-392-2626; and (ii) on the SEC’s website at http://www.sec.gov.

THE ADVISORS’ INNER CIRCLE FUND III	ARGA EMERGING MARKETS
VALUE FUND
JUNE 30, 2023
(UNAUDITED)

SECTOR WEIGHTINGS †

† Percentages are based on total investments.

SCHEDULE OF INVESTMENTS

COMMON STOCK — 95.3%

	Shares	Value
BRAZIL — 11.1%
Banco Bradesco	5,241,640	$16,059,241
Banco do Brasil	1,786,400	18,467,650
Petroleo Brasileiro ADR	1,390,338	19,228,375
Suzano	608,900	5,629,673

		59,384,939

CHINA — 34.8%
Alibaba Group Holding *	503,300	5,239,268
Alibaba Group Holding ADR *	184,721	15,396,495
Baidu ADR *	185,942	25,457,319
Bank of China, Cl A	7,903,630	4,255,219
China Merchants Port Holdings	6,501,482	9,197,495
China Overseas Land & Investment	6,188,000	13,537,150
China Resources Power Holdings	2,628,000	5,952,326
Dongfeng Motor Group, Cl H	5,766,508	2,643,230
Gree Electric Appliances of Zhuhai, Cl A	4,345,100	21,870,931
Hello Group ADR	745,212	7,161,487
Industrial & Commercial Bank of China, Cl A	15,371,900	10,208,266
Kunlun Energy	8,088,000	6,371,392
Lenovo Group	7,718,000	8,087,512
Ningbo Huaxiang Electronic, Cl A	3,127,156	5,774,853
PICC Property & Casualty, Cl H	10,486,000	11,675,712
Ping An Insurance Group of China, Cl A	1,290,600	8,251,980
Shanghai Mechanical and Electrical Industry, Cl A	4,813,814	11,392,229
Trip.com Group ADR *	251,144	8,790,040
Weibo ADR	403,370	5,288,181

		186,551,085

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	ARGA EMERGING MARKETS
VALUE FUND
JUNE 30, 2023
(UNAUDITED)

SCHEDULE OF INVESTMENTS

	Shares	Value

CZECH REPUBLIC — 0.7%
Komercni Banka	121,142	$3,693,566

HONG KONG — 4.4%
Melco Resorts & Entertainment ADR *	1,338,151	16,338,824
WH Group	13,739,806	7,317,463

		23,656,287

HUNGARY — 1.9%
OTP Bank Nyrt	294,201	10,458,977

INDIA — 1.0%
State Bank of India	771,807	5,405,669

MACAO — 3.8%
Galaxy Entertainment Group *	1,185,000	7,549,301
Sands China *	3,716,000	12,726,238

		20,275,539

POLAND — 5.1%
Powszechna Kasa Oszczednosci Bank Polski *	1,231,733	10,962,502
Powszechny Zaklad Ubezpieczen	1,676,621	16,262,614

		27,225,116

RUSSIA — 0.0%
Alrosa PJSC (A)	506,080	–

SOUTH AFRICA — 3.2%
Absa Group	513,918	4,586,884
Group	194,372	1,428,119
Naspers, Cl N	61,288	11,072,367

		17,087,370

SOUTH KOREA — 14.7%
DB Insurance	122,162	6,938,495
Hana Financial Group	185,145	5,527,043
Hyundai Mobis	38,418	6,801,792
KB Financial Group	142,479	5,171,233
Samsung Electronics	486,792	26,804,365
SK Hynix	267,089	23,467,617
WONIK IPS	179,917	4,507,792

		79,218,337

TAIWAN — 6.9%
Catcher Technology	793,955	4,479,601
Hon Hai Precision Industry	68,000	247,230
Taiwan Semiconductor Manufacturing	592,000	10,936,213
Taiwan Semiconductor Manufacturing ADR	176,350	17,797,242
Zhen Ding Technology Holding	1,119,000	3,783,935

		37,244,221

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	ARGA EMERGING MARKETS
VALUE FUND
JUNE 30, 2023
(UNAUDITED)

SCHEDULE OF INVESTMENTS

	Shares	Value
THAILAND — 6.4%
Bangkok Bank	395,700	$1,782,717
Bangkok Bank NVDR	473,508	2,133,260
CP ALL	4,754,400	8,392,777
Kasikornbank	2,464,200	9,019,278
Krung Thai Bank	10,447,700	5,725,869
SCB X	2,378,400	7,161,089

		34,214,990

UNITED STATES — 1.3%
JBS	1,877,800	6,866,939

TOTAL COMMON STOCK (Cost $479,916,323)		511,283,035

TOTAL INVESTMENTS— 95.3% (Cost $479,916,323)		$511,283,035

Percentages are based on Net Assets of $536,255,160.
*	Non-income producing security.
(A)	Level 3 security in accordance with fair value hierarchy.

ADR — American Depositary Receipt

Cl — Class

NVDR — Non-Voting Depositary Receipt

PJSC — Public Joint Stock Company

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	ARGA EMERGING MARKETS
VALUE FUND
JUNE 30, 2023
(UNAUDITED)

The following is a summary of the inputs used as of June 30, 2023, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3†		Total
Common Stock
Brazil	$59,384,939	$—		$—	$59,384,939
China	62,093,522	124,457,563		—	186,551,085
Czech Republic	—	3,693,566		—	3,693,566
Hong Kong	16,338,824	7,317,463		—	23,656,287
Hungary	—	10,458,977		—	10,458,977
India	—	5,405,669		—	5,405,669
Macao	—	20,275,539		—	20,275,539
Poland	—	27,225,116		—	27,225,116
Russia	—	—		—^	—^
South Africa	—	17,087,370		—	17,087,370
South Korea	—	79,218,337		—	79,218,337
Taiwan	17,797,242	19,446,979		—	37,244,221
Thailand	—	34,214,990		—	34,214,990
United States	6,866,939	—		—	6,866,939

Total Common Stock	162,481,466	348,801,569		—^	511,283,035

Total Investments in Securities	$162,481,466	$348,801,569	$	—^	$511,283,035

† A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

^ Includes Securities in which the fair value is $0 or has been rounded to $0.

Amounts designated as “–” are $0.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	ARGA INTERNATIONAL
VALUE FUND
JUNE 30, 2023
(UNAUDITED)

SECTOR WEIGHTING †

† Percentages are based on total investments.

SCHEDULE OF INVESTMENTS
COMMON STOCK — 92.7%

	Shares	Value
AUSTRALIA — 0.4%
QBE Insurance Group	1,391	$14,523

BERMUDA — 1.4%
RenaissanceRe Holdings	264	49,241

BRAZIL — 0.7%
Petroleo Brasileiro ADR	1,864	25,779

CANADA — 2.4%
Nutrien	1,400	82,653

CHINA — 14.8%
Alibaba Group Holding *	1,800	18,738
Alibaba Group Holding ADR *	1,001	83,433
Baidu ADR *	922	126,231
NXP Semiconductors	304	62,223
Ping An Insurance Group of China, Cl H	15,000	95,804
Prosus	1,391	101,869
Trip.com Group ADR *	523	18,305
Weibo ADR	967	12,677

		519,280

FINLAND — 2.0%
Nokia	16,439	68,877

FRANCE — 7.1%
Accor	1,268	47,184
Airbus	582	84,147
Bouygues	757	25,431
Safran	220	34,476

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	ARGA INTERNATIONAL
VALUE FUND
JUNE 30, 2023
(UNAUDITED)

SCHEDULE OF INVESTMENTS

	Shares	Value
TotalEnergies	969	$55,625

		246,863

GERMANY — 2.8%
Covestro *	1,368	71,181
Fresenius & KGaA	1,028	28,513

		99,694

HONG KONG — 6.9%
CK Asset Holdings	4,500	25,006
Melco Resorts & Entertainment ADR *	6,306	76,996
Prudential	7,165	101,194
Sun Hung Kai Properties	2,000	25,269
WH Group	23,956	12,759

		241,224

IRELAND — 0.2%
AerCap Holdings *	115	7,305

JAPAN — 19.8%
Daito Trust Construction	200	20,261
Daiwa Securities Group	10,900	56,168
ITOCHU	1,500	59,582
Kansai Electric Power	5,500	69,005
Mitsubishi Electric	7,400	104,613
Mitsubishi Motors	19,100	66,787
Murata Manufacturing	400	22,976
Nidec	2,500	137,764
Nitori Holdings	500	56,147
Nomura Holdings	6,500	24,781
Subaru	900	16,951
Taiheiyo Cement	1,400	27,679
Tokyo Electron	200	28,806

		691,520

LUXEMBOURG — 1.0%
ArcelorMittal	1,253	34,187

MACAO — 6.4%
Galaxy Entertainment Group *	10,000	63,707
Sands China *	46,400	158,907

		222,614

NETHERLANDS — 3.3%
ABN AMRO Bank	2,091	32,501
Aegon	10,432	52,957
Shell	1,058	31,562

		117,020

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	ARGA INTERNATIONAL
VALUE FUND
JUNE 30, 2023
(UNAUDITED)

SCHEDULE OF INVESTMENTS

	Shares	Value
NORWAY — 0.9%
Aker BP	1,405	$32,963

SOUTH KOREA — 5.3%
Hyundai Mobis	187	33,108
Samsung Electronics	1,863	102,583
SK Hynix	556	48,852
SK Square *	54	1,824

		186,367

SPAIN — 1.1%
Industria de Diseno Textil	968	37,547

SWITZERLAND — 7.1%
Adecco Group	2,092	68,516
Novartis	627	63,214
UBS Group	5,768	116,909

		248,639

TAIWAN — 1.7%
Taiwan Semiconductor Manufacturing ADR	582	58,736

UNITED KINGDOM — 5.2%
Abrdn	3,111	8,639
Berkeley Group Holdings	363	18,096
Direct Line Insurance Group	356	615
easyJet *	2,079	12,775
HSBC Holdings	3,704	29,328
Kingfisher	10,938	32,237
Lloyds Banking Group	23,320	12,927
Taylor Wimpey	29,046	37,946
Whitbread	685	29,487

		182,050

UNITED STATES — 2.2%
Capri Holdings *	603	21,642
Holcim	825	55,611

		77,253

TOTAL COMMON STOCK (Cost $3,049,148)		3,244,335

PREFERRED STOCK — 6.3%

BRAZIL — 5.6%
Gerdau (A)	10,290	53,855
Petroleo Brasileiro (A)	23,300	143,745

		197,600

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	ARGA INTERNATIONAL
VALUE FUND
JUNE 30, 2023
(UNAUDITED)

SCHEDULE OF INVESTMENTS

	Shares	Value

GERMANY — 0.7%
Henkel & KGaA (A)	308	$24,633

TOTAL PREFERRED STOCK (Cost $186,771)		222,233

TOTAL INVESTMENTS— 99.0% (Cost $3,235,919)		$3,466,568

Percentages are based on Net Assets of $3,501,221.
*	Non-income producing security.
(A)	There is currently no rate available.

ADR — American Depositary Receipt

Cl — Class

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	ARGA INTERNATIONAL
VALUE FUND
JUNE 30, 2023
(UNAUDITED)

The following is a summary of the inputs used as of June 30, 2023, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock
Australia	$—	$14,523	$—	$14,523
Bermuda	49,241	—	—	49,241
Brazil	25,779	—	—	25,779
Canada	82,653	—	—	82,653
China	302,869	216,411	—	519,280
Finland	—	68,877	—	68,877
France	—	246,863	—	246,863
Germany	—	99,694	—	99,694
Hong Kong	76,996	164,228	—	241,224
Ireland	7,305	—	—	7,305
Japan	—	691,520	—	691,520
Luxembourg	—	34,187	—	34,187
Macao	—	222,614	—	222,614
Netherlands	—	117,020	—	117,020
Norway	—	32,963	—	32,963
South Korea	—	186,367	—	186,367
Spain	—	37,547	—	37,547
Switzerland	—	248,639	—	248,639
Taiwan	58,736	—	—	58,736
United Kingdom	—	182,050	—	182,050
United States	21,642	55,611	—	77,253

Total Common Stock	625,221	2,619,114	—	3,244,335

Preferred Stock
Brazil	197,600	—	—	197,600
Germany	—	24,633	—	24,633

Total Preferred Stock	197,600	24,633	—	222,233

Total Investments in Securities	$822,821	$2,643,747	$—	$3,466,568

Amounts designated as “–” are $0.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	ARGA FUNDS
JUNE 30, 2023
(UNAUDITED)

STATEMENTS OF ASSETS AND LIABILITIES

	ARGA Emerging Markets Value Fund	ARGA International Value Fund
Assets:
Investments, at Value (Cost $479,916,323 and $3,235,919)	$511,283,035	$3,466,568
Foreign Currency, at Value (Cost $495,492 and $2,256).	499,560	2,272
Cash	26,492,241	21,599
Dividend and Interest Receivable	4,976,903	17,847
Receivable for Capital Shares Sold	695,907	–
Receivable for Investment Securities Sold	138,604	–
Reclaim Receivable	59,452	8,395
Reimbursement/Receivable due from Investment Adviser	–	10,143
Other Prepaid Expenses	14,764	6,835

Total Assets	544,160,466	3,533,659

Liabilities:
Payable for Investment Securities Purchased	5,568,644	10,015
Payable for Capital Shares Redeemed	1,887,853	–
Payable to Investment Adviser	308,845	–
Payable for Foreign Capital Gains Tax	43,399	–
Payable to Administrator	32,731	6,164
Audit Fees Payable	12,881	12,881
Unrealized Loss on Foreign Spot Currency Contracts	9,248	12
Chief Compliance Officer Fees Payable	5,663	–
Transfer Agent Fees Payable	5,470	3,366
Other Accrued Expenses and Other Payables	30,572	–

Total Liabilities	7,905,306	32,438

Net Assets	$536,255,160	$3,501,221

Net Assets Consist of:
Paid-in Capital	$515,241,563	$3,354,835
Total Distributable Earnings	21,013,597	146,386

Net Assets	$536,255,160	$3,501,221

Institutional Class Shares:
Net Assets	$536,255,160	$3,501,221
Outstanding Shares of beneficial interest (unlimited authorization — no par value)	54,983,881	357,049
Net Asset Value, Offering and Redemption Price Per Share	$9.75	$9.81

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	ARGA FUNDS
FOR THE SIX MONTHS ENDED
JUNE 30, 2023
(UNAUDITED)

STATEMENTS OF OPERATIONS

	ARGA Emerging Markets Value Fund	ARGA International Value Fund
Investment Income:
Dividends	$12,186,944	$64,184
Interest	562,062	1,024
Less: Foreign Taxes Withheld	(838,466)	(3,607)

Total Investment Income	11,910,540	61,601

Expenses:
Investment Advisory Fees	1,734,332	8,832
Administration Fees	178,236	37,192
Trustees’ Fees	14,786	90
Chief Compliance Officer Fees	5,069	191
Custodian Fees	37,508	4,067
Legal Fees	26,652	161
Registration and Filing Fees	22,781	8,903
Transfer Agent Fees	18,850	10,264
Printing Fees	14,852	79
Audit Fees	13,566	13,566
Pricing Fees	1,739	1,878
Other Expenses	20,216	855

Total Expenses	2,088,587	86,078

Less:
Waiver - Reimbursement from Adviser	–	(75,039)
Advisory Waiver Recapture - Note 5	71,395	–

Net Expenses	2,159,982	11,039

Net Investment Income	9,750,558	50,562

Net Realized Gain (Loss) on:
Investments	3,489,938	(28,973)
Foreign Currency Transactions	(226,757)	(761)

Net Realized Gain/(Loss)	3,263,181	(29,734)

Net Change in Unrealized Appreciation (Depreciation) on:
Investments	45,845,627	452,011
Capital Gains Tax	82,936	–
Foreign Currency Translation	(9,265)	318

Net Change in Unrealized Appreciation (Depreciation)	45,919,298	452,329

Net Realized and Unrealized Gain	49,182,479	422,595

Net Increase in Net Assets Resulting from Operations	$58,933,037	$473,157

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	ARGA EMERGING MARKETS
VALUE FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022
Operations:
Net Investment Income	$9,750,558	$15,968,607
Net Realized Gain (Loss)	3,263,181	(22,916,617)
Net Change in Unrealized Appreciation (Depreciation)	45,919,298	(6,262,065)

Net Increase (Decrease) in Net Assets Resulting From Operations	58,933,037	(13,210,075)

Total Distributions	–	(16,259,011)

Capital Share Transactions:
Institutional Class Shares
Issued	98,676,332	366,965,682
Reinvestment of Distributions	25,176	15,880,186
Redeemed	(49,190,601)	(105,003,742)

Net Increase in Net Assets From Capital Share Transactions	49,510,907	277,842,126

Total Increase in Net Assets	108,443,944	248,373,040

Net Assets:
Beginning of Period	427,811,216	179,438,176

End of Period	$536,255,160	$427,811,216

Shares Transactions:
Institutional Class Shares
Issued	10,543,264	40,661,505
Reinvestment of Distributions	2,911	1,835,860
Redeemed	(5,253,892)	(12,629,176)

Net Increase in Shares Outstanding From Share Transactions	5,292,283	29,868,189

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	ARGA INTERNATIONAL
VALUE FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022
Operations:
Net Investment Income	$50,562	$109,674
Net Realized Gain (Loss)	(29,734)	(107,386)
Net Change in Unrealized Appreciation (Depreciation)	452,329	(149,111)

Net Increase (Decrease) in Net Assets Resulting From Operations	473,157	(146,823)

Total Distributions	–	(110,290)

Capital Share Transactions:
Institutional Class Shares
Issued	751,274	–
Reinvestment of Distributions	–	110,290
Redeemed	(850,000)	(200,000)

Net Decrease in Net Assets From Capital Share Transactions	(98,726)	(89,710)

Total Increase (Decrease) in Net Assets	374,431	(346,823)

Net Assets:
Beginning of Period	3,126,790	3,473,613

End of Period	$3,501,221	$3,126,790

Shares Transactions:
Institutional Class Shares
Issued	80,516	–
Reinvestment of Distributions	–	12,824
Redeemed	(88,542)	(23,895)

Net Decrease in Shares Outstanding From Share Transactions	(8,026)	(11,071)

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	ARGA EMERGING MARKETS
VALUE FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios For a Share

Outstanding Throughout the Year or Period

	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022	Period Ended December 31, 2021(1)
Net Asset Value, Beginning of Period	$8.61	$9.05	$10.00

Income (Loss) from Investment Operations:
Net Investment Income*	0.18	0.38	0.23
Net Realized and Unrealized Gain (Loss)	0.96	(0.49)	(1.08)

Total from Investment Operations	1.14	(0.11)	(0.85)

Dividends and Distributions:
Net Investment Income	—	(0.33)	(0.09)
Capital Gains	—	—	(0.01)

Total Dividends and Distributions	—	(0.33)	(0.10)

Net Asset Value, End of Period	$9.75	$8.61	$9.05

Total Return†	13.24%	(1.19)%	(8.45)%

Ratios and Supplemental Data
Net Assets, End of Period (Thousands)	$536,255	$427,811	$179,438
Ratio of Net Expenses to Average Net Assets	0.87%††	0.90%	0.90%††
Ratio of Gross Expenses to Average Net Assets	0.84%††	0.88%	1.19%††
Ratio of Net Investment Income to Average Net Assets	3.94%††	4.45%	4.24%††
Portfolio Turnover Rate‡	5%	35%	17%

*	Per share calculations were performed using average shares for the period
†

Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

††	Annualized
‡	Portfolio turnover is for the period indicated and has not been annualized.
(1)	Commenced operations on June 3, 2021.
Amounts designated as “—” are either not applicable, $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	ARGA INTERNATIONAL
VALUE FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios For a Share

Outstanding Throughout the Year or Period

	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022	Period Ended December 31, 2021(1)
Net Asset Value, Beginning of Period	$8.56	$9.23	$10.00

Income (Loss) from Investment Operations:
Net Investment Income*	0.16	0.29	0.12
Net Realized and Unrealized Gain (Loss)	1.09	(0.65)	(0.84)

Total from Investment Operations	1.25	(0.36)	(0.72)

Dividends and Distributions:
Net Investment Income	—	(0.31)	(0.05)
Capital Gains	—	—	—

Total Dividends and Distributions	—	(0.31)	(0.05)

Net Asset Value, End of Period	$9.81	$8.56	$9.23

Total Return†	14.60%	(3.88)%	(7.21)%

Ratios and Supplemental Data
Net Assets, End of Period (Thousands)	$3,501	$3,127	$3,474
Ratio of Net Expenses to Average Net Assets	0.75%††	0.75%	0.75%††
Ratio of Gross Expenses to Average Net Assets	5.85%††	6.39%	17.78%††
Ratio of Net Investment Income to Average Net Assets	3.44%††	3.44%	2.23%††
Portfolio Turnover Rate‡	38%	46%	10%

*	Per share calculations were performed using average shares for the period.
†

Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

††	Annualized
‡	Portfolio turnover is for the period indicated and has not been annualized.
(1)	Commenced operations on June 3, 2021.
Amounts designated as “—” are either not applicable, $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	ARGA FUNDS
JUNE 30, 2023
(UNAUDITED)

NOTES TO FINANCIAL STATEMENTS

1. Organization:

The Advisors’ Inner Circle Fund III (the “Trust”) is organized as a Delaware statutory trust under a Declaration of Trust dated December 4, 2013. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 66 funds. The financial statements herein are those of the ARGA Funds (the “Funds”). The investment objective of each of the ARGA Emerging Markets Value Fund (the “Emerging Markets Value Fund”) and the ARGA International Value Fund (the “International Value Fund”) is to seek to provide long-term capital appreciation. Each of the Emerging Markets Value Fund and the International Value Fund (collectively, the “Funds”) is classified as a non-diversified investment company. ARGA Investment Management, LP (the “Adviser”) serves as each Fund’s investment adviser. Each Fund offers two classes of shares to investors, Investor Shares and Institutional Shares. The financial statements of the remaining funds of the Trust are presented separately. The assets of each Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. Please refer to a current prospectus for additional information on each share class. Investor Shares of the Funds are currently not available for purchase.

2. Significant Accounting Policies:

The following are significant accounting policies, which are consistently followed in the preparation of the financial statements of the Funds. The Funds are an investment companies that apply the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board (“FASB”).

Use of Estimates — The preparation of financial statements, in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ official closing price will be used. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Prices for most securities held in the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker.

THE ADVISORS’ INNER CIRCLE FUND III	ARGA FUNDS
JUNE 30, 2023
(UNAUDITED)

Securities for which market prices are not “readily available” are required to be fair valued under the 1940 Act.

In December 2020, the SEC adopted Rule 2a-5 under the 1940 Act, establishing requirements to determine fair value in good faith for purposes of the 1940 Act. The rule permits fund boards to designate a fund’s investment adviser to perform fair-value determinations, subject to board oversight and certain other conditions. The rule also defines when market quotations are “readily available” for purposes of the 1940 Act and requires a fund to fair value a portfolio investment when a market quotation is not readily available. The SEC also adopted new Rule 31a-4 under the 1940 Act, which sets forth recordkeeping requirements associated with fair-value determinations. The compliance date for Rule 2a-5 and Rule 31a-4 was September 8, 2022.

Effective September 8, 2022, and pursuant to the requirements of Rule 2a-5, the Trust’s Board of Trustees (the “Board”) designated the Adviser as the Board’s valuation designee to perform fair-value determinations for the Funds through a Fair Value Committee (the “Committee”) established by the Adviser and approved new Adviser Fair Value Procedures for the Funds. Prior to September 8, 2022, fair-value determinations were performed in accordance with the Trust’s Fair Value Procedures established by the Board and were implemented through a Fair Value Committee designated by the Board.

Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been delisted from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

In accordance with U.S. GAAP, the Funds disclose fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price).

Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

●	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

●

Level 2 — Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with the Adviser’s pricing procedures, etc.); and

THE ADVISORS’ INNER CIRCLE FUND III	ARGA FUNDS
JUNE 30, 2023
(UNAUDITED)

●	Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

Federal Income Taxes — It is the Funds’ intention to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provision for Federal income taxes has been made in the financial statements.

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current period. The Funds did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., from commencement of operations, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the six month period ended June 30, 2023, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the year, the Funds did not incur any interest or penalties.

Security Transactions and Investment Income — Security transactions are accounted for on trade date. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification method. Dividend income and expense are recorded on the ex-dividend date. Dividend income is recorded net of unrecoverable withholding tax. Interest income is recognized on the accrual basis from settlement date. Certain dividends and expenses from foreign securities will be recorded as soon as the Funds are informed of the dividend if such information is obtained subsequent to the ex-dividend date.

Foreign Currency Translation — The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Funds do not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statement of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid.

THE ADVISORS’ INNER CIRCLE FUND III	ARGA FUNDS
JUNE 30, 2023
(UNAUDITED)

Classes — Class specific expenses are borne by that class of shares. Income, realized and unrealized gains (losses), and non-class specific expenses are allocated to the respective class on basis of relative daily net assets.

Cash — Idle cash may be swept into various time deposit accounts and is classified as cash on the Statements of Assets and Liabilities. The Funds maintain cash in bank deposit accounts which, at times may exceed United States federally insured limits. Amounts invested are available on the same business day.

Expenses — Most expenses of the Trust can be directly attributed to a particular fund. Expenses which cannot be directly attributed to a particular fund are apportioned among the funds of the Trust based on the number of funds and/or relative net assets.

Dividends and Distributions to Shareholders — Each Fund distributes its net investment income and makes distributions of its net realized capital gains, if any, at least annually. If you own Fund shares on a Fund’s record date, you will be entitled to receive the distribution.

Redemption Fees — A redemption fee of 2.00% of the value of the shares sold will be imposed on shares redeemed within 60 days or less after their date of purchase.

Deferred Offering Costs — Offering costs, including costs of printing initial prospectus, legal and registration fees, are amortized over twelve-months from inception of the Fund. As of June 30, 2023, the offering costs for ARGA Emerging Markets Value Fund and ARGA International Value Fund have been fully amortized.

3. Transactions with Affiliates:

Certain officers of the Trust are also employees of SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the “Distributor”). Such officers are paid no fees by the Trust, other than the Chief Compliance Officer (“CCO”) as described below, for serving as officers of the Trust.

The services provided by the CCO and his staff are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Advisors and service providers as required by SEC regulations. The CCO’s services and fees have been approved by and are reviewed by the Board.

4. Administration, Custodian and Transfer Agent Agreements:

The Funds and the Administrator are parties to an Administration Agreement under which the Administrator provides administration services to the Funds. For these services, the Administrator is paid an asset based fee, which will vary depending on the number of share classes and the average daily net assets of the Funds. For the six month period ended June 30, 2023, ARGA Emerging Markets Value Fund and ARGA International Value Fund each paid $178,236 and $37,192 for these services, respectively.

Brown Brothers Harriman & Co. acts as custodian (the “Custodian”) for the Funds. The Custodian plays no role in determining the investment policies of the Funds or which

THE ADVISORS’ INNER CIRCLE FUND III	ARGA FUNDS
JUNE 30, 2023
(UNAUDITED)

securities are to be purchased or sold by the Funds. For the six month period ended June 30, 2023, the ARGA Emerging Markets Value Fund and ARGA International Value Fund each paid $37,508 and $4,067 for these services, respectively.

Atlantic Shareholder Services LLC serves as the transfer agent and dividend disbursing agent for the Funds under a transfer agency agreement with the Trust. For the six month period ended June 30, 2023, the ARGA Emerging Markets Value Fund and ARGA International Value Fund each paid $18,850 and $10,264 for these services, respectively.

5. Investment Advisory Agreement:

Under the terms of an investment advisory agreement, the Adviser provides investment advisory services to the ARGA Emerging Markets Value Fund and ARGA International Value Fund at a fee, which is calculated daily and paid monthly, at an annual rate of 0.70% and 0.60%, respectively of each Fund’s average daily net assets.

For each Fund, the Adviser has contractually agreed to reduce its fees and/or reimburse expenses to the extent necessary to keep the Funds’ total annual Fund operating expenses (excluding distribution and/or service (12b-1) fees, shareholder servicing fees, interest, taxes, brokerage commissions, and other costs and expenses relating to the securities that are purchased and sold by the Fund, dividend and interest expenses on securities sold short, acquired fund fees and expenses, fees and expenses incurred in connection with tax reclaim recovery services, other expenditures which are capitalized in accordance with generally accepted accounting principles, and non-routine expenses (collectively, “excluded expenses”)) for Investor Shares and Institutional Shares from exceeding certain levels as set forth below until April 30, 2024. Refer to Waiver - Reimbursement from Adviser on the Statement of Operations for fees waived for the six month period ended June 30, 2023.

Accordingly, the contractual expense limitations for each Fund are as follows:

Contractual Expense Limitations Institutional Shares
ARGA Emerging Markets Value Fund	0.90%
ARGA International Value Fund	0.75%

In addition, the Adviser may receive from a Fund the difference between the total annual Fund operating expenses (not including excluded expenses) and the Fund’s contractual expense limit to recoup all or a portion of its prior fee waivers or expense reimbursements made during the rolling three-year period preceding the date of the recoupment if at any point total annual Fund operating expenses (not including excluded expenses) are below the contractual expense limit (i) at the time of the fee waiver and/or expense reimbursement and (ii) at the time of the recoupment. This agreement may be terminated: (i) by the Board, for any reason at any time; or (ii) by

THE ADVISORS’ INNER CIRCLE FUND III	ARGA FUNDS
JUNE 30, 2023
(UNAUDITED)

the Adviser, upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on April 30, 2024.

As of June 30, 2023, fees that were previously waived by the Adviser, which may be subject to possible future reimbursement to the Adviser are as follows:

Period	Subject to Repayment until June 30:	ARGA Emerging Markets Value Fund	ARGA International Value Fund
2021	2024	$—	$136,772
2022	2025	—	179,590
2023	2026	—	75,039
		$—	$391,401

For the six month period ended June 30, 2023, the Adviser recaptured fees previously waived in 2021 and 2022 of $46,556 and $24,839, respectively, for ARGA Emerging Markets Value Fund.

6. Investment Transactions:

For the six month period ended June 30, 2023, the purchases and sales of investment securities other than long-term U.S. Government and short-term investments, were as follows:

	Purchases	Sales
ARGA Emerging Markets Value Fund	$83,678,916	$24,211,596
ARGA International Value Fund	1,134,400	1,122,425

7. Federal Tax Information:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain/(loss) on investment transactions for a reporting period may differ significantly from distributions during the year. The book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or paid-in capital as appropriate, in the period that the difference arises.

The tax character of dividends and distributions paid during the period ended December 31, 2022, was as follows:

	Ordinary Income	Total
ARGA Emerging Markets Value Fund
2022	$16,259,011	$16,259,011
2021	2,047,817	2,047,817
ARGA International Value Fund
2022	110,290	110,290
2021	18,263	18,263

THE ADVISORS’ INNER CIRCLE FUND III	ARGA FUNDS
JUNE 30, 2023
(UNAUDITED)

As of December 31, 2022, the components of distributable earnings on a tax basis were as follows:

	ARGA Emerging Markets Value Fund	ARGA International Value Fund
Undistributed Ordinary Income	$4,510,915	$2,281
Capital Loss Carryforwards	(20,961,657)	(107,231)
Unrealized Depreciation	(21,468,694)	(221,818)
Other Temporary Differences	(4)	(3)

Total Accumulated Losses	$(37,919,440)	$(326,771)

Post October losses represent losses realized on investment transactions from November 1, 2022 through December 31, 2022, that, in accordance with Federal income tax regulations, the Funds may defer and treat as having arisen in the following fiscal year.

For Federal income tax purposes, capital loss carryforwards may be carried forward indefinitely and applied against all future gains. Losses carried forward are as follows:

	Short-Term Loss	Long-Term Loss	Total
ARGA Emerging Markets Value Fund	$18,436,176	$2,525,481	$20,961,657
ARGA International Value Fund	55,454	51,777	107,231

The Federal tax cost and aggregate gross unrealized appreciation and depreciation for investments held by Funds at June 30, 2023, were as follows:

	Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation
ARGA Emerging Markets Value Fund	$479,916,323	$70,226,463	$(38,859,751)	$31,366,712
ARGA International Value Fund	3,235,919	420,009	(189,360)	230,649

The book/tax difference on investment cost is primarily related to deferred wash sale losses, mark to market on Forward Contracts and investments in passive foreign investment companies.

8. Concentration of Shareholders:

At June 30, 2023, the percentage of total shares outstanding held by shareholders for each Fund, which are comprised of individual shareholders and omnibus accounts that are held on behalf of various individual shareholders was as follows:

THE ADVISORS’ INNER CIRCLE FUND III	ARGA FUNDS
JUNE 30, 2023
(UNAUDITED)

	No. of Shareholders	% Ownership
ARGA Emerging Markets Value Fund, Institutional Shares	2	78%
ARGA International Value Fund, Institutional Shares	2	100%

9. Indemnifications:

In the normal course of business, the Funds enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

10. Concentration of Risks:

As with all mutual funds, there is no guarantee that the Fund will achieve its investment objective. You could lose money by investing in the Fund. A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any government agency.

Equity Risk — The risk that stock prices will fall over short or extended periods of time, sometimes rapidly and unpredictably. The value of equity securities will fluctuate in response to factors affecting a particular company, as well as broader market and economic conditions. Broad movements in financial markets may adversely affect the price of the Fund’s investments, regardless of how well the companies in which the Fund invests perform. Moreover, in the event of a company’s bankruptcy, claims of certain creditors, including bondholders, will have priority over claims of common stock holders such as the Fund.

Market Risk — The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment, general economic and market conditions, regional or global instability, and currency and interest rate fluctuations. In addition, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Fund invests, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund. Market risk may affect a single issuer, an industry, a sector or the equity or bond market as a whole.

Active Management Risk — The Fund is subject to the risk that the Adviser’s judgments about the attractiveness, value, or potential appreciation of the Fund’s investments may prove to be incorrect. If the investments selected and strategies employed by the Fund fail to produce the intended results, the Fund could underperform in comparison to other funds with similar objectives and investment strategies.

THE ADVISORS’ INNER CIRCLE FUND III	ARGA FUNDS
JUNE 30, 2023
(UNAUDITED)

Value Style Risk — The Adviser’s value investment style may increase the risks of investing in the Fund. If the Adviser’s assessment of market conditions, or a company’s value or prospects for exceeding earnings expectations is inaccurate, the Fund could suffer losses or produce poor performance relative to other funds. In addition, “value stocks” can continue to be undervalued by the market for long periods of time.

Foreign Investment/Emerging Markets Risk — The risk that non-U.S. securities may be subject to additional risks due to, among other things, political, social and economic developments abroad, currency movements, and different legal, regulatory and tax environments. These additional risks may be heightened with respect to emerging market countries because political turmoil and rapid changes in economic conditions are more likely to occur in these countries. In addition, periodic U.S. Government restrictions on investments in issuers from certain foreign countries may require the Fund to sell such investments at inopportune times, which could result in losses to the Fund.

Geographic Focus Risk — To the extent that it focuses its investments in a particular country or geographic region, the Fund may be more susceptible to economic, political, regulatory or other events or conditions affecting issuers and countries within that country or geographic region. As a result, the Fund may be subject to greater price volatility and risk of loss than a fund holding more geographically diverse investments.

Sector Focus Risk — Because the Fund may, from time to time, be more heavily invested in particular sectors, the value of its shares may be especially sensitive to factors and economic risks that specifically affect those sectors. As a result, the Fund’s share price may fluctuate more widely than the value of shares of a mutual fund that invests in a broader range of sectors.

Currency Risk — As a result of the Fund’s investments in securities or other investments denominated in, and/or receiving revenues in, foreign currencies, the Fund will be subject to currency risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar, resulting in the dollar value of an investment in the Fund being adversely affected. Currency exchange rates may fluctuate in response to, among other things, changes in interest rates, intervention (or failure to intervene) by U.S. or foreign governments, central banks or supranational entities, or by the imposition of currency controls or other political developments in the United States or abroad.

Liquidity Risk — Certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. The Fund may have to accept a lower price to sell a security, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative effect on Fund management or performance. Liquidity risk may be heightened in the emerging market countries in which the Fund invests, as a result of their markets being less developed.

THE ADVISORS’ INNER CIRCLE FUND III	ARGA FUNDS
JUNE 30, 2023
(UNAUDITED)

Depositary Receipts Risk — Depositary receipts, such as ADRs, GDRs and EDRs, are certificates evidencing ownership of shares of a foreign issuer that are issued by depositary banks and generally trade on an established market. Depositary receipts are subject to many of the risks associated with investing directly in foreign securities, including, among other things, political, social and economic developments abroad, currency movements and different legal, regulatory and tax environments.

Preferred Stock Risk — Preferred stocks in which the Fund may invest are sensitive to interest rate changes, and are also subject to equity risk, which is the risk that stock prices will fall over short or extended periods of time. The rights of preferred stocks on the distribution of a company’s assets in the event of a liquidation are generally subordinate to the rights associated with a company’s debt securities.

Private Placements Risk — Investment in privately placed securities may be less liquid than in publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Fund or less than what may be considered the fair value of such securities. Furthermore, companies whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements that might be applicable if their securities were publicly traded.

Participation Notes Risk — The return on a P-Note is linked to the performance of the issuers of the underlying securities. The performance of P-Notes will not replicate exactly the performance of the issuers that they seek to replicate due to transaction costs and other expenses. P-Notes are subject to counterparty risk since the notes constitute general unsecured contractual obligations of the financial institutions issuing the notes, and the Fund is relying on the creditworthiness of such institutions and has no rights under the notes against the issuers of the underlying securities. In addition, P-Notes are subject to liquidity risk, which is described elsewhere in this section.

REITs Risk — REITs are pooled investment vehicles that own, and usually operate, income-producing real estate. REITs are susceptible to the risks associated with direct ownership of real estate, such as the following: declines in property values; increases in property taxes, operating expenses, interest rates or competition; overbuilding; zoning changes; and losses from casualty or condemnation. REITs typically incur fees that are separate from those of the Fund. Accordingly, the Fund’s investments in REITs will result in the layering of expenses such that shareholders will indirectly bear a proportionate share of the REITs’ operating expenses, in addition to paying Fund expenses. REIT operating expenses are not reflected in the fee table and example in this prospectus.

ETFs Risk — ETFs are pooled investment vehicles, such as registered investment companies and grantor trusts, whose shares are listed and traded on U.S. and non-U.S. stock exchanges or otherwise traded in the over-the-counter market. To the

THE ADVISORS’ INNER CIRCLE FUND III	ARGA FUNDS
JUNE 30, 2023
(UNAUDITED)

extent that the Fund invests in ETFs, the Fund will be subject to substantially the same risks as those associated with the direct ownership of the securities in which the ETF invests, and the value of the Fund’s investment will fluctuate in response to the performance of the ETF’s holdings. ETFs typically incur fees that are separate from those of the Fund. Accordingly, the Fund’s investments in ETFs will result in the layering of expenses such that shareholders will indirectly bear a proportionate share of the ETFs’ operating expenses, in addition to paying Fund expenses.

Stock Connect Investing Risk — Trading through Stock Connect is subject to a number of restrictions that may affect the Fund’s investments and returns, including a daily quota that limits the maximum net purchases under Stock Connect each day. In addition, investments made through Stock Connect are subject to relatively untested trading, clearance and settlement procedures. Moreover, A-Shares purchased through Stock Connect generally may only be sold or otherwise transferred through Stock Connect. The Fund’s investments in A-Shares purchased through Stock Connect are generally subject to Chinese securities regulations and listing rules. While overseas investors currently are exempt from paying capital gains or value added taxes on income and gains from investments in A-Shares purchased through Stock Connect, these tax rules could be changed, which could result in unexpected tax liabilities for the Fund. Stock Connect operates only on days when both the China and Hong Kong markets are open for trading and when banks in both markets are open on the corresponding settlement days. Therefore, the Fund may be subject to the risk of price fluctuations of A-Shares when Stock Connect is not trading.

New Fund Risk — Because the Fund is new, investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategy, may not employ a successful investment strategy, or may fail to attract sufficient assets under management to realize economies of scale, any of which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such liquidation could have negative tax consequences for shareholders and will cause shareholders to incur expenses of liquidation.

11. Subsequent Events:

The Funds have evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures and/or adjustments were required to the financial statements as of June 30, 2023.

THE ADVISORS’ INNER CIRCLE FUND III	ARGA FUNDS
JUNE 30, 2023
(UNAUDITED)

DISCLOSURE OF FUND EXPENSES

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for Fund management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the mutual fund’s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the mutual fund’s average net assets; this percentage is known as the mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from January 1, 2023 to June 30, 2023.

The table on the next page illustrates your Fund’s costs in two ways:

● Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your ending starting account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

● Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

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JUNE 30, 2023
(UNAUDITED)

Note: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

	Beginning Account Value 1/01/23	Ending Account Value 6/30/23	Annualized Expense Ratios	Expenses Paid During Period*
ARGA Emerging Markets Value Fund - Institutional Class Shares
Actual Fund Return	$1,000.00	$1,132.40	0.87%	$4.60

Hypothetical 5% Return	1,000.00	1,020.48	0.87	4.36
ARGA International Value Fund - Institutional Class Shares
Actual Fund Return	$1,000.00	$1,146.00	0.75%	$3.99

Hypothetical 5% Return	1,000.00	1,021.08	0.75	3.76

*   Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

THE ADVISORS’ INNER CIRCLE FUND III	ARGA FUNDS
JUNE 30, 2023
(UNAUDITED)

REVIEW OF LIQUIDITY RISK MANAGEMENT PROGRAM

Pursuant to Rule 22e-4 under the 1940 Act, the Funds’ investment adviser has adopted, and the Board has approved, a liquidity risk management program (the “Program”) to govern the Funds’ approach to managing liquidity risk. The Program is overseen by the Funds’ Liquidity Risk Management Program Administrator (the “Program Administrator”), and the Program’s principal objectives include assessing, managing and periodically reviewing each Fund’s liquidity risk, based on factors specific to the circumstances of the Funds.

At a meeting of the Board held on March 15, 2023, the Trustees received a report from the Program Administrator addressing the operations of the Program and assessing its adequacy and effectiveness of implementation for the period from January 1, 2022 through December 31, 2022. Among other things, the Program Administrator’s report noted that:

●

the Program Administrator had determined that the Program is reasonably designed to assess and manage each Fund’s liquidity risk and has operated adequately and effectively to manage each Fund’s liquidity risk during the period covered by the report.

●	during the period covered by the report, there were no liquidity events that impacted the Funds or their ability to timely meet redemptions without dilution to existing shareholders.

●	no material changes had been made to the Program during the period covered by the report.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to the prospectus for more information regarding the Funds’ exposure to liquidity risk and other principal risks to which an investment in the Funds may be subject.

THE ADVISORS’ INNER CIRCLE FUND III	ARGA FUNDS
JUNE 30, 2023
(UNAUDITED)

APPROVAL OF INVESTMENT ADVISORY AGREEMENT

ARGA Emerging Markets Value Fund

ARGA International Value Fund

Pursuant to Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Funds’ advisory agreement (the “Agreement”) must be renewed at least annually after its initial two-year term: (i) by the vote of the Board of Trustees (the “Board” or the “Trustees”) of The Advisors’ Inner Circle Fund III (the “Trust”) or by a vote of a majority of the shareholders of the Funds; and (ii) by the vote of a majority of the Trustees who are not parties to the Agreement or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such renewal.

A Board meeting was held on March 15–16, 2023 to decide whether to renew the Agreement for an additional one-year term. In preparation for the meeting, the Trustees requested that the Adviser furnish information necessary to evaluate the terms of the Agreement. Prior to the meeting, the Independent Trustees of the Funds met to review and discuss the information provided and submitted a request for additional information to the Adviser, and information was provided in response to this request. The Trustees used this information, as well as other information that the Adviser and other service providers of the Funds presented or submitted to the Board at the meeting and other meetings held during the prior year, to help them decide whether to renew the Agreement for an additional year.

Specifically, the Board requested and received written materials from the Adviser and other service providers of the Funds regarding: (i) the nature, extent and quality of the Adviser’s services; (ii) the Adviser’s investment management personnel; (iii) the Adviser’s operations and financial condition; (iv) the Adviser’s brokerage practices (including any soft dollar arrangements) and investment strategies; (v) the Funds’ advisory fees paid to the Adviser and overall fees and operating expenses compared with peer groups of mutual funds; (vi) the level of the Adviser’s profitability from its relationship with the Funds, including both direct and indirect benefits accruing to the Adviser and its affiliates; (vii) the Adviser’s potential economies of scale; (viii) the Adviser’s compliance program, including a description of material compliance matters and material compliance violations; (ix) the Adviser’s policies on and compliance procedures for personal securities transactions; and (x) the Funds’ performance compared with peer groups of mutual funds and the Funds’ benchmark indices.

Representatives from the Adviser, along with other Fund service providers, presented additional information and participated in question and answer sessions at the Board meeting to help the Trustees evaluate the Adviser’s services, fees and other aspects of the Agreement. The Independent Trustees received advice from independent counsel

THE ADVISORS’ INNER CIRCLE FUND III	ARGA FUNDS
JUNE 30, 2023
(UNAUDITED)

and met in executive sessions outside the presence of Fund management and the Adviser.

At the Board meeting, the Trustees, including all of the Independent Trustees, based on their evaluation of the information provided by the Adviser and other service providers of the Funds, renewed the Agreement. In considering the renewal of the Agreement, the Board considered various factors that they determined were relevant, including: (i) the nature, extent and quality of the services provided by the Adviser; (ii) the investment performance of the Funds and the Adviser; (iii) the costs of the services provided and profits realized by the Adviser from its relationship with the Funds, including both direct and indirect benefits accruing to the Adviser and its affiliates; (iv) the extent to which economies of scale are being realized by the Adviser; and (v) whether fee levels reflect such economies of scale for the benefit of Fund investors, as discussed in further detail below.

Nature, Extent and Quality of Services Provided by the Adviser

In considering the nature, extent and quality of the services provided by the Adviser, the Board reviewed the portfolio management services provided by the Adviser to the Funds, including the quality and continuity of the Adviser’s portfolio management personnel, the resources of the Adviser, and the Adviser’s compliance history and compliance program. The Trustees reviewed the terms of the Agreement. The Trustees also reviewed the Adviser’s investment and risk management approaches for the Funds. The most recent investment adviser registration form (“Form ADV”) for the Adviser was available to the Board, as was the response of the Adviser to a detailed series of questions which included, among other things, information about the investment advisory services provided by the Adviser to the Funds.

The Trustees also considered other services provided to the Funds by the Adviser such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Funds’ investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities laws and regulations. Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of the services provided to the Funds by the Adviser were sufficient to support renewal of the Agreement.

Investment Performance of the Funds and the Adviser

The Board was provided with regular reports regarding the Funds’ performance over various time periods. The Trustees also reviewed reports prepared by the Funds’ administrator comparing the Funds’ performance to their benchmark indices and peer groups of mutual funds as classified by Lipper, an independent provider of investment company data, over various periods of time. Representatives from the Adviser provided information regarding and led discussions of factors impacting the performance of the Funds, outlining current market conditions and explaining their

THE ADVISORS’ INNER CIRCLE FUND III	ARGA FUNDS
JUNE 30, 2023
(UNAUDITED)

expectations and strategies for the future. The Trustees determined that the Funds’ performance was satisfactory, or, where the Funds’ performance was materially below their benchmarks and/or peer group, the Trustees were satisfied by the reasons for the underperformance and/or the steps taken by the Adviser in an effort to improve the performance of the Funds. Based on this information, the Board concluded, within the context of its full deliberations, that the investment results that the Adviser had been able to achieve for the Funds were sufficient to support renewal of the Agreement.

Costs of Advisory Services, Profitability and Economies of Scale

In considering the advisory fees payable by the Funds to the Adviser, the Trustees reviewed, among other things, a report of the advisory fees paid to the Adviser. The Trustees also reviewed reports prepared by the Funds’ administrator comparing the Funds’ net and gross expense ratios and advisory fees to those paid by peer groups of mutual funds as classified by Lipper. The Board concluded, within the context of its full deliberations, that the advisory fees were reasonable in light of the nature and quality of the services rendered by the Adviser.

The Trustees reviewed the costs of services provided by and the profits realized by the Adviser from its relationship with the Funds, including both direct benefits and indirect benefits, such as research and brokerage services received under soft dollar arrangements, accruing to the Adviser and its affiliates. The Trustees considered how the Adviser’s profitability was affected by factors such as its organizational structure and method for allocating expenses. The Trustees concluded that the profit margins of the Adviser with respect to the management of the Funds were not unreasonable. The Board also considered the Adviser’s commitment to managing the Funds and its willingness to continue its expense limitation and fee waiver arrangements with the Funds.

The Trustees considered the Adviser’s views relating to economies of scale in connection with the Funds as Fund assets grow and the extent to which the benefits of any such economies of scale are shared with the Funds and Fund shareholders. The Board considered the existence of any economies of scale and whether those were passed along to the Funds’ shareholders through a graduated advisory fee schedule or other means, including fee waivers. The Trustees recognized that economies of scale are difficult to identify and quantify and are rarely identifiable on a fund-by-fund basis. Based on this evaluation, the Board concluded that the advisory fee was reasonable in light of the information that was provided to the Trustees by the Adviser with respect to economies of scale.

Renewal of the Agreement

Based on the Board’s deliberations and its evaluation of the information described above and other factors and information it believed relevant in the exercise of its reasonable business judgment, the Board, including all of the Independent Trustees, with the assistance of Fund counsel and Independent Trustees’ counsel, unanimously

THE ADVISORS’ INNER CIRCLE FUND III	ARGA FUNDS
JUNE 30, 2023
(UNAUDITED)

concluded that the terms of the Agreement, including the fees payable thereunder, were fair and reasonable and agreed to renew the Agreement for another year. In its deliberations, the Board did not identify any absence of information as material to its decision, or any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision, but considered all of the factors together, and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.

ARGA Funds

P.O. Box 588

Portland, ME 04112

1- 866-234-2742

Investment Adviser:

ARGA Investment Management, LP

1010 Washington Blvd, 6th Floor

Stamford, CT 06901

Administrator:

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

Distributor:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

Legal Counsel:

Morgan, Lewis & Bockius LLP

1701 Market Street

Philadelphia, PA 19103

Independent Registered Public Accounting Firm:

Ernst & Young LLP

One Commerce Square

2005 Market Street, Suite 700

Philadelphia, PA 19103

This information must be preceded or accompanied by a current prospectus for the Funds described.

ARG-SA-001-0300

(b)    Not applicable.

Item 2.    Code of Ethics.

Not applicable for semi-annual report.

Item 3.    Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.    Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.    Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.    Schedule of Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7.    Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.    Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 9.    Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.    Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11.    Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures, as defined in Rule 30a-3(c) under the Act (17 CFR § 270.30a-3(c)), as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR § 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR § 240.13a-15(b) or § 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR § 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.    Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 13.    Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant, as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2(a)), is filed herewith.

(b) Officer certifications, as required by Rule 30a-2(b) under the Act (17 CFR § 270.30a-2(b)), also accompany this filing as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund III

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: September 7, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: September 7, 2023

By (Signature and Title)	/s/ Andrew Metzger
Andrew Metzger
Treasurer, Controller, and CFO

Date: September 7, 2023